Stock-Based Compensation - Summary of Stock Option Activities (Detail) $ / shares in Units, $ in Thousands	3 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option, Outstanding | shares	0
Number of Option, Granted | shares	1,706,098
Number of Option, Outstanding | shares	1,706,098
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	$ 0
Weighted Average Exercise Price Per Share, Granted | $ / shares	23.00
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	$ 23.00
Weighted Average Remaining Contract Term, Granted	10 years
Weighted Average Remaining Contract Term, Outstanding	10 years
Weighted Average Intrinsic Value, Granted | $	$ 14,372
Weighted Average Intrinsic Value, Outstanding | $	$ 14,372
Service Based Stock Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Option, Outstanding | shares	0
Number of Option, Granted | shares	3,388,557
Number of Option, Outstanding | shares	3,388,557
Number of Option, Vested and exercisable | shares	928,648
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	$ 0
Weighted Average Exercise Price Per Share, Granted | $ / shares	23.00
Weighted Average Exercise Price Per Share, Outstanding | $ / shares	23.00
Weighted Average Exercise Price Per Share, Vested and exercisable | $ / shares	$ 23.00
Weighted Average Remaining Contract Term, Granted	10 years
Weighted Average Remaining Contract Term, Outstanding	10 years
Weighted Average Remaining Contract Term, Vested and exercisable	10 years
Weighted Average Intrinsic Value, Granted | $	$ 39,510
Weighted Average Intrinsic Value, Outstanding | $	39,510
Weighted Average Intrinsic Value, Vested and exercisable | $	$ 7,294